Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001579982
ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Web x.0 ETF (ARKW)
Risk/Return Supplement [Text Block]	rr_SupplementToProspectusTextBlock

ARK ETF TRUST

ARK Web x.0 ETF (ARKW)

Supplement dated September 5, 2019 to the Summary Prospectus and Prospectus for the ARK ETF Trust, each dated November 30, 2018.

This Supplement updates certain information contained in the Summary Prospectus and Prospectus with respect to the following series of the ARK ETF Trust: ARK Web x.0 ETF (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com or writing to ARK Investment Management, LLC, 3 East 28th Street, Seventh Floor, New York, New York 10016.

Important Notice Regarding Change in Investment Policy

At a meeting held on September 5, 2019, the Board of Trustees of ARK ETF Trust approved various changes to the Fund, including changing its name and principal investment strategies, effective as of November 4, 2019 (the “Effective Date”).

On the Effective Date, the Fund’s name will change to the “ARK Next Generation Internet ETF.”

Currently, in seeking to achieve the Fund’s investment objective of long-term growth of capital, the Fund invests under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of Web x.0.

On the Effective Date, the Fund’s principal investment policy will change such that the Fund will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of next generation internet. Next generation internet companies that ARK Investment Management LLC, the Fund’s investment adviser, believes are relevant to this theme are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services.